Mineral Property, Pland and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 2,813.3
Mineral property, plant and equipment	2,813.3		$ 2,933.4
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,846.4	$ 3,628.7
Additions	277.8	226.5
Transfers	13.3	0.0
Right-of-use assets (note 16)	(2.4)
Disposals	(1.9)	(8.8)
Mineral property, plant and equipment	3,846.4	3,628.7	4,138.0
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,033.1	875.3
Amortization	172.7	160.5
Disposals	(1.2)	(2.7)
Mineral property, plant and equipment	1,033.1	875.3	1,204.6
Plant and Equipment [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	796.5
Mineral property, plant and equipment	796.5		856.8
Plant and Equipment [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,200.1	1,103.0
Additions	126.9	105.9
Transfers	0.0	0.0
Right-of-use assets (note 16)	(2.4)
Disposals	(1.9)	(8.8)
Mineral property, plant and equipment	1,200.1	1,103.0	1,327.5
Plant and Equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	403.6	333.9
Amortization	68.3	72.4
Disposals	(1.2)	(2.7)
Mineral property, plant and equipment	403.6	333.9	470.7
Mineral Property - Depletable [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,681.6
Mineral property, plant and equipment	1,681.6		1,720.7
Mineral Property - Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,299.7	2,118.3
Additions	130.2	90.7
Transfers	13.3	90.7
Right-of-use assets (note 16)	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	2,299.7	2,118.3	2,443.2
Mineral Property - Depletable [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	618.1	530.0
Amortization	104.4	88.1
Disposals	0.0	0.0
Mineral property, plant and equipment	618.1	530.0	722.5
Mineral Property - Non-Depletable [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	90.7
Mineral property, plant and equipment	90.7		99.8
Mineral Property - Non-Depletable [Member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	95.8	80.5
Additions	9.1	15.3
Transfers	0.0	0.0
Right-of-use assets (note 16)	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	95.8	80.5	104.9
Mineral Property - Non-Depletable [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5.1	5.1
Amortization	0.0	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	5.1	5.1	5.1
Exploration and evaluation assets [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	244.5
Mineral property, plant and equipment	244.5		256.1
Exploration and evaluation assets [member] | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	250.8	326.9
Additions	11.6	14.6
Transfers	0.0	(90.7)
Right-of-use assets (note 16)	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	250.8	326.9	262.4
Exploration and evaluation assets [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	6.3	6.3
Amortization	0.0	0.0
Disposals	0.0	0.0
Mineral property, plant and equipment	$ 6.3	$ 6.3	$ 6.3